Master Trust for the Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Master Trust [Line Items]
Master Trust for the Plan	Master Trust for the Plan
Net assets and total investment income of the Master Trust are allocated to the Plan based on participant balances. The Plan's interest in the net assets of the Master Trust was approximately 6% at December 31, 2025 and 2024. This was determined by comparing the Plan's investment in the Master Trust to total net assets in the Master Trust.
The following table summarizes the net assets of the plan and Master Trust as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
	Plan's Portion of Master Trust Assets	Master Trust Assets	Plan's Portion of Master Trust Assets	Master Trust Assets
Common/collective trust funds	$108,325,602	$2,472,523,301	$95,287,340	$2,176,721,606
Mutual funds	8,445,657	141,112,300	7,463,480	123,107,773
Common stock funds	3,950,848	33,296,633	3,380,178	30,890,263
Self-directed brokerage account	21,183,729	88,070,839	18,089,552	74,619,528
Separate account funds	6,824,378	70,488,765	7,910,473	73,640,838
Cash and cash equivalents	1,439	22,364	9,594	34,172
Investments at fair value	148,731,653	2,805,514,202	132,140,617	2,479,014,180
Fully benefit-responsive investment contract at contract value	32,283,729	415,306,417	35,471,958	414,342,942
Master Trust net assets	$181,015,382	$3,220,820,619	$167,612,575	$2,893,357,122
The net investment income (loss) of the Master Trust for the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025	December 31, 2024
Investment income:
Net appreciation in fair value of investments	$409,688,079	$365,289,294
Interest and dividends	21,567,273	23,124,573
Net investment income	$431,255,352	$388,413,867